UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     July 25, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $131,914 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIS CHALMERS ENERGY INC      COM PAR $.01NW   019645506     1454    63250 SH       SOLE                    63250        0        0
BAKER HUGHES INC               COM              057224107     6904    82065 SH       SOLE                    82065        0        0
BJ SVCS CO                     COM              055482103     5328   187345 SH       SOLE                   187345        0        0
CAMECO CORP                    COM              13321L108     4176    82300 SH       SOLE                    82300        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     7190   100600 SH       SOLE                   100600        0        0
COMPLETE PRODUCTION SERVICES   COM              20453E109     4608   178250 SH       SOLE                   178250        0        0
CONSOL ENERGY INC              COM              20854P109     4108    89100 SH       SOLE                    89100        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     5162    50825 SH       SOLE                    50825        0        0
ENERGEN CORP                   COM              29265N108     6788   123550 SH       SOLE                   123550        0        0
ENTERGY CORP NEW               COM              29364G103     5054    47075 SH       SOLE                    47075        0        0
GLOBALSANTAFE CORP             SHS              G3930E101     3477    48125 SH       SOLE                    48125        0        0
GRANT PRIDECO INC              COM              38821G101     5287    98225 SH       SOLE                    98225        0        0
HALLIBURTON CO                 COM              406216101     6746   195550 SH       SOLE                   195550        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     6391   160125 SH       SOLE                   160125        0        0
HOUSTON AMERN ENERGY CORP      COM              44183U100     3194   591500 SH       SOLE                   591500        0        0
MCDERMOTT INTL INC             COM              580037109     9488   114150 SH       SOLE                   114150        0        0
NOBLE CORPORATION              SHS              G65422100     6319    64800 SH       SOLE                    64800        0        0
SCHLUMBERGER LTD               COM              806857108     6785    79880 SH       SOLE                    79880        0        0
SMITH INTL INC                 COM              832110100     5207    88795 SH       SOLE                    88795        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     4188   104900 SH       SOLE                   104900        0        0
TETRA TECHNOLOGIES INC DEL     COM              88162F105     3436   121850 SH       SOLE                   121850        0        0
TRANSOCEAN INC                 ORD              G90078109     6357    59985 SH       SOLE                    59985        0        0
UNIT CORP                      COM              909218109     2337    37150 SH       SOLE                    37150        0        0
WEATHERFORD INTERNATIONAL LT   COM              G95089101     8321   150625 SH       SOLE                   150625        0        0
WILLIAMS COS INC DEL           COM              969457100     3609   114135 SH       SOLE                   114135        0        0